Annual Fund Operating Expenses	Nov. 01, 2025
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.02%	[1]
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	1.09%
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.17%	[2]
Expenses (as a percentage of Assets)	1.08%
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.28%	[3]
Expenses (as a percentage of Assets)	1.23%
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.61%
Component2 Other Expenses	0.94%
Other Expenses (as a percentage of Assets):	5.55%
Acquired Fund Fees and Expenses	0.36%	[4]
Expenses (as a percentage of Assets)	6.66%
Fee Waiver or Reimbursement	(0.44%)	[5]
Net Expenses (as a percentage of Assets)	6.22%
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.14%)	[7]
Net Expenses (as a percentage of Assets)	0.65%
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Acquired Fund Fees and Expenses	0.02%	[8]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.54%)	[9]
Net Expenses (as a percentage of Assets)	0.77%
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.27%
Expenses (as a percentage of Assets)	2.87%
Fee Waiver or Reimbursement	(1.88%)	[10]
Net Expenses (as a percentage of Assets)	0.99%
Advisor Shares Hvac And Industrials Etf [Member] | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Hvac And Industrials Etf [Member] | AdvisorShares HVAC and Industrials ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	35.00%
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	35.61%
Fee Waiver or Reimbursement	(34.61%)	[12]
Net Expenses (as a percentage of Assets)	1.00%
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	0.90%
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Acquired Fund Fees and Expenses	0.01%	[14]
Expenses (as a percentage of Assets)	1.42%	[15]
Fee Waiver or Reimbursement	(0.45%)	[16]
Net Expenses (as a percentage of Assets)	0.97%
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.23%
Acquired Fund Fees and Expenses	0.01%	[17]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.84%)	[18]
Net Expenses (as a percentage of Assets)	1.00%
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.40%)	[20]
Net Expenses (as a percentage of Assets)	0.51%
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.03%	[21]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.03%)	[22]
Net Expenses (as a percentage of Assets)	0.78%
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.91%	[23]
Distribution and Service (12b-1) Fees	0.00%
Component3 Other Expenses	0.04%	[24]
Other Expenses (as a percentage of Assets):	0.52%
Acquired Fund Fees and Expenses	0.29%	[25]
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.02%)	[24]
Net Expenses (as a percentage of Assets)	1.74%
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.55%
Component2 Other Expenses	0.28%
Other Expenses (as a percentage of Assets):	1.83%
Acquired Fund Fees and Expenses	0.29%	[26]
Expenses (as a percentage of Assets)	3.62%
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.36%
Acquired Fund Fees and Expenses	0.01%	[27]
Expenses (as a percentage of Assets)	2.97%
Fee Waiver or Reimbursement	(1.97%)	[28]
Net Expenses (as a percentage of Assets)	1.00%
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.14%	[29]
Expenses (as a percentage of Assets)	1.25%
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	for at least one year from the date of this Prospectus.
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.72%)	[30]
Net Expenses (as a percentage of Assets)	0.99%

[1]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.
[2]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[3]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[4]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[5]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.25% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”)may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[6]	The base management fee is 0.75%, which may adjust up or down by up to 0.10% based on the Fund’s performance relative to the S&P 500 Index; therefore, the management fee can range from 0.65% to 0.85%.
[7]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a percentage of the Fund’s average daily net assets equal to the annual rate of the management fee, which can range from 0.65% to 0.85% due to a performance-based adjustment, for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[8]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[9]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[10]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[11]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[12]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[13]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[14]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example below. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, was 7.63% for the most recent fiscal year, which may be partially offset by interest earned on cash collateral balances in connection with the swaps.
[16]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.95% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[17]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[18]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[19]	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF (“MSOS”); therefore, the acquired fund fees and expenses related to any investment in MSOS by the Fund serve to reduce the amount of the advisory fee and are not included in the expenses in this table because they are not an expense of the Fund.
[20]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[21]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund in which it invested.
[22]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.74% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”)for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.02% during the most recent fiscal year, which is an expense of the Fund.
[23]	The base management fee is 1.00%, which may adjust up or down by up to 0.10% based on the Fund’s performance relative to the S&P 500 Index; therefore, the management fee can range from 0.90% to 1.10%.
[24]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated without payment of any penalty (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed. The table above shows that the Advisor recaptured 0.04% during the most recent fiscal year, which is an expense of the Fund.
[25]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds and/or money market funds in which it invests.
[26]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invested.
[27]	Total Annual Operating Expenses and Total Annual Operating Expenses After Waiver/Reimbursement in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of money market funds in which it invests.
[28]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.
[29]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of any money market fund and/or affiliated ETF in which it invested.
[30]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement will remain in effect unless terminated and may be terminated, without payment of any penalty, (i) by AdvisorShares Trust (the “Trust”) for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees (the “Board”) may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.